Derivatives recognized as hedging instruments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives Recognized As Hedging Instruments Details Narrative
Effective portion of changes in fair value of hedging instruments	$ 6,385	$ 21,712	$ 77,308